Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Segment Information	The following table presents the segment information for the years ended December 31, 2023, 2022 and 2021, respectively:
	For the Year Ende December 31, 2023
	China	United States and others	Total
Revenue	$14,314,156	$2,938,506	$17,252,662
Cost of revenue	7,196,311	1,909,026	9,105,337
Gross profit	$7,117,845	$1,029,480	$8,147,325
Net income (loss)	$1,716,755	$(1,683,167)	$33,588
Interest income (expense), net	$(31,395)	$66,900	$35,505
Provision for income tax	$119,416	$-	$119,416
Depreciation	$455,144	$376,676	$831,820
Capital expenditures	$686,885	$1,427,079	$2,113,964
	For the Year Ended December 31, 2022
	China	United States and others	Total
Revenue	$9,491,208	$3,780,867	$13,272,075
Cost of revenue	5,080,616	2,088,788	7,169,404
Gross profit	$4,410,592	$1,692,079	$6,102,671
Net income (loss)	$924,321	$(2,212,526)	$(1,288,205)
Interest expense	$(35,457)	$-	$(35,457)
Provision for income tax	$9,547	$-	$9,547
Depreciation	$385,736	$315,725	$701,461
Capital expenditures	$671,965	$188,069	$860,034
	For the Year Ended December 31, 2021
	China	United States and others	Total
Revenue	$12,796,089	$1,894,206	$14,690,295
Cost of revenue	6,582,462	1,177,410	7,759,872
Gross profit	$6,213,627	$716,796	$6,930,423
Net income (loss)	$2,027,809	$(1,521,040)	$506,769
Interest expense	$(98,033)	$-	$(98,033)
Provision for income tax	$16,277	$-	$16,277
Depreciation	$317,702	$287,551	$605,253
Capital expenditures	$1,096,051	$942,003	$2,038,054

Schedule of Total Assets and Liabilities
	December 31, 2023	December 31, 2022
Total assets:
China	$12,954,728	$11,704,732
United States	25,479,568	15,624,454
Total assets	$38,434,296	$27,329,186

Total liabilities:
China	$14,860,078	$12,102,414
United States	11,559,862	14,049,723
Total liabilities	$26,419,940	$26,152,137